Schedule of stock options activity (Details)	6 Months Ended
	Jun. 30, 2022 shares $ / shares	Jun. 30, 2022 shares £ / shares
Enterprise management incentive share option scheme [member]
IfrsStatementLineItems [Line Items]
Number of share options, Outstanding, Beginning balance	106,585	106,585
Weighted average exercise price, Outstanding, Beginning balance | £ / shares		£ 23.00
Number of share options, Granted
Weighted average exercise price, Granted | £ / shares
Number of share options, Exercised
Weighted average exercise price, Exercised | £ / shares
Number of share options, Forfeited
Weighted average exercise price, Forfeited | £ / shares
Number of share options, Outstanding, Ending balance	106,585	106,585
Weighted average exercise price, Outstanding, Ending balance | £ / shares		£ 23.00
Number of share options, Exercisable, Ending balance	106,585	106,585
Weighted average exercise price, Exercisable, Ending balance | £ / shares		£ 23.00
Number of share options, Not exercisable, Ending balance
Weighted average exercise price, Not exercisable, Ending balance | £ / shares
2021 share option scheme [member]
IfrsStatementLineItems [Line Items]
Number of share options, Outstanding, Beginning balance
Weighted average exercise price, Outstanding, Beginning balance | $ / shares
Number of share options, Granted	52,305	52,305
Weighted average exercise price, Granted | $ / shares	$ 212.00
Number of share options, Exercised
Weighted average exercise price, Exercised | $ / shares
Number of share options, Forfeited
Weighted average exercise price, Forfeited | $ / shares
Number of share options, Outstanding, Ending balance	52,305	52,305
Weighted average exercise price, Outstanding, Ending balance | $ / shares	$ 212.00
Number of share options, Exercisable, Ending balance	16,833	16,833
Weighted average exercise price, Exercisable, Ending balance | $ / shares	$ 212.00
Number of share options, Not exercisable, Ending balance	35,472	35,472
Weighted average exercise price, Not exercisable, Ending balance | $ / shares	$ 212.00